Business Combinations (Details) - USD ($)		12 Months Ended
	Oct. 25, 2021	Dec. 31, 2022	Dec. 31, 2021
Business Combinations (Details) [Line Items]
Acquired of the interest	100.00%
Distribution platform amount	$ 7,039,110
Business contributed revenues			$ 161,165
Business contributed revenues loss			2,555,073
Acquisition-related costs		$ 215,494
Investing activities		$ 3,420,060
Minimum [Member]
Business Combinations (Details) [Line Items]
Business incurred losses			10,053,274
Maximum [Member]
Business Combinations (Details) [Line Items]
Business incurred losses			$ 14,457,099